UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2022

Invesco Senior Loan Fund

Nasdaq:

A: VSLAX ∎ C: VSLCX ∎ Y: VSLYX ∎ IB: XPRTX ∎ IC: XSLCX

2	Fund Performance
4	Schedule of Investments
26	Financial Statements
30	Financial Highlights
31	Notes to Financial Statements
41	Fund Expenses
42	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.09%
Class C Shares	-4.44
Class Y Shares	-3.97
Class IB Shares	-3.97
Class IC Shares	-4.04
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	-1.03

Source(s): ▼Bloomberg LP

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, non-investment grade loans.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.13%
10 Years	3.81
5 Years	2.13
1 Year	-6.21

Class C Shares
Inception (2/18/05)	2.56%
10 Years	3.39
5 Years	2.06
1 Year	-4.71

Class Y Shares
Inception (11/8/13)	3.63%
5 Years	3.06
1 Year	-2.99

Class IB Shares
Inception (10/4/89)	4.66%
10 Years	4.40
5 Years	3.07
1 Year	-2.84

Class IC Shares
Inception (6/13/03)	3.97%
10 Years	4.26
5 Years	2.91
1 Year	-2.98

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 3.25% sales charge. Class C share performance reflects a maximum early withdrawal charge of 1% for the first year after purchase. Class IB shares and Class IC shares are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                             Invesco Senior Loan Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–107.35%(b)(c)
Aerospace & Defense–7.11%
Boeing Co., Revolver Loan(d)(e)	0.00%	10/30/2022		$9,182	$ 9,112,712
Brown Group Holding LLC Incremental Term Loan B-2(f)	-	07/02/2029		826	817,356
Term Loan B (1 mo. USD LIBOR + 2.50%)	5.02%	06/07/2028		499	492,945
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.58%	10/25/2026		1,488	1,463,357
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	161	144,846
Dynasty Acquisition Co., Inc. Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	6.02%	04/08/2026		2,057	1,989,624
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	6.02%	04/08/2026		1,105	1,068,812
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	6.56%	04/30/2028		783	769,424
Greenrock Finance, Inc. Delayed Draw Term Loan(e)	0.00%	04/12/2029		109	107,309
Term Loan B(f)	-	04/12/2029		236	232,502
IAP Worldwide Services, Inc. Revolver Loan (Acquired 08/05/2014-02/08/2019; Cost $1,946,523)(d)(e)(g)	0.00%	07/18/2023		1,947	1,946,523
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,082,528)(d)(g)	8.75%	07/18/2023		2,098	2,097,559
KKR Apple Bidco LLC First Lien Term Loan (1 mo. SOFR + 4.00%)	6.38%	09/22/2028		204	201,239
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.27%	09/22/2028		523	512,253
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	8.27%	09/21/2029		212	206,793
Maxar Technologies Ltd. (Canada), Term Loan B(f)	-	06/09/2029		1,633	1,573,190
Peraton Corp. First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.27%	02/01/2028		156	151,616
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.14%	02/01/2029		1,297	1,242,742
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(d)(f)	-	02/10/2029		388	376,544
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.27%	01/15/2025		1,111	1,105,862
TransDigm, Inc. Term Loan E (1 mo. USD LIBOR + 2.25%)	4.77%	05/30/2025		303	296,730
Term Loan F (1 mo. USD LIBOR + 2.25%)	4.77%	12/09/2025		3,576	3,491,696
					29,401,634

Air Transport–3.89%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	7.46%	04/20/2028		4,636	4,575,637
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	6.42%	08/11/2028		1,337	1,296,396
American Airlines, Inc. Term Loan (3 mo. USD LIBOR + 1.75%)	4.24%	06/27/2025		1,256	1,168,331
Term Loan B (3 mo. USD LIBOR + 2.00%)	4.39%	12/15/2023		116	115,243
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	3.87%	02/12/2027		186	182,132
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	08/02/2024	EUR	398	393,663
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	7.31%	06/21/2027		1,494	1,522,204
PrimeFlight Aviation Services, Inc., Term Loan (3 mo. USD LIBOR + 6.25%)(d)	9.23%	05/09/2024		422	421,828
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	6.46%	10/20/2027		719	729,823
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.53%	04/21/2028		4,292	4,190,246
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	5.03%	12/11/2026		1,614	1,489,650
					16,085,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–2.39%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.77%	04/10/2028		$1,112	$ 1,092,077
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.87%	04/06/2028		1,910	1,858,429
BCA Marketplace (United Kingdom) Second Lien Term Loan B (6 mo. SONIA + 7.50%)	9.19%	07/27/2029	GBP	481	492,932
Term Loan B (6 mo. SONIA + 4.75%)	5.94%	07/28/2028	GBP	184	194,864
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.52%	11/20/2028		308	300,535
Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	6.06%	04/30/2028		424	417,615
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	7.02%	11/09/2027		1,512	1,459,647
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. SOFR + 4.00%)	6.38%	05/04/2028		2,852	2,789,003
PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)	7.82%	01/24/2029		634	487,920
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.52%	05/22/2024		576	561,240
ThermaSys Corp., Term Loan(d)(f)	-	10/02/2023		4	2,951
Truck Hero, Inc., Term Loan(f)	-	01/31/2028		87	79,285
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.87%	05/11/2028		184	155,494
					9,891,992

Beverage & Tobacco–2.48%
AI Aqua Merger Sub, Inc. Delayed Draw Term Loan(f)	-	07/31/2028		312	300,908
Incremental Term Loan(f)	-	07/30/2028		1,373	1,323,997
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.04%	07/31/2028		5,693	5,497,273
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.75%	03/20/2024		549	494,797
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.87%	03/31/2028		1,398	1,223,105
Naked Juice LLC (Tropicana) Second Lien Term Loan (1 mo. SOFR + 6.00%)	8.15%	01/20/2030		798	741,109
Term Loan B (3 mo. SOFR + 3.25%)	5.68%	01/19/2029		95	91,330
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	7.27%	08/17/2028		577	571,189
					10,243,708

Brokers, Dealers & Investment Houses–0.26%
AqGen Island Intermediate Holdings, Inc. First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	5.81%	08/02/2028		547	529,870
Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	8.81%	08/05/2029		20	19,054
Zebra Buyer LLC, Term Loan (1 mo. SOFR + 4.00%)	6.05%	11/01/2028		542	539,751
					1,088,675

Building & Development–2.33%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	4.96%	08/27/2025		157	154,600
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	7.37%	04/01/2028		929	759,023
Icebox Holdco III, Inc. Delayed Draw Term Loan(e)	0.00%	12/22/2028		171	164,079
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.00%	12/21/2029		303	286,678
Term Loan B (1 mo. USD LIBOR + 3.75%)	6.00%	12/22/2028		823	791,068
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (1 mo. SOFR + 4.75%)	7.31%	02/16/2029		1,352	1,225,265
Mayfair Mall LLC, Term Loan(d)(f)	-	04/20/2023		568	530,595
Modulaire (Algeco) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/15/2028	EUR	233	218,926
Oldcastle BuildingEnvelope, Inc., Term Loan B (1 mo. SOFR + 4.50%)	6.11%	04/29/2029		1,192	1,119,865
Quikrete Holdings, Inc. First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	5.15%	02/01/2027		613	592,399
Term Loan B (1 mo. USD LIBOR + 3.00%)	5.52%	06/11/2028		1,292	1,253,242
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	5.06%	07/21/2028		1,392	1,337,411
SRS Distribution, Inc., Incremental Term Loan (1 mo. SOFR + 3.50%)	6.18%	06/04/2028		192	184,746
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.81%	05/29/2026		166	160,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Building & Development–(continued)
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.52%	07/24/2024		$910	$ 848,997
					9,627,584

Business Equipment & Services–12.48%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	7.13%	05/17/2028		487	455,799
Allied Universal Holdco LLC Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	05/12/2028		1,275	1,220,187
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/12/2028	EUR	111	103,039
Atlas CC Acquisition Corp., Term Loan C (1 mo. USD LIBOR + 4.25%)	7.32%	05/25/2028		0	140
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.25%	05/22/2024		865	862,704
Camelot Finance L.P. Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	5.52%	10/30/2026		1,838	1,794,378
Term Loan (1 mo. USD LIBOR + 3.00%)	5.52%	10/30/2026		1,296	1,269,084
Checkout Holding Corp. First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019; Cost $204,410)(g)	10.02%	02/15/2023		205	172,602
Term Loan (Acquired 03/28/2022-08/30/2022; Cost $23,569)(f)(g)	-	08/15/2023		24	8,094
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	6.02%	05/17/2028		744	712,779
Constant Contact Second Lien Term Loan (6 mo. USD LIBOR + 7.50%)	9.92%	02/15/2029		587	505,907
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.42%	02/10/2028		1,360	1,303,219
Corp. Service Co., Term Loan B(f)	-	08/08/2029		781	769,835
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)(d)	9.74%	08/08/2026		72	67,718
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(d)	7.79%	10/05/2028		754	682,427
Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.27%	04/07/2028		678	669,029
Dun & Bradstreet Corp. (The) Incremental Term Loan B (1 mo. SOFR + 3.25%)	5.71%	01/18/2029		414	405,455
Revolver Loan(d)(e)	0.00%	09/11/2025		2,120	2,004,655
Term Loan (1 mo. USD LIBOR + 3.25%)	5.74%	02/06/2026		845	823,370
Garda World Security Corp. (Canada) Incremental Term Loan (1 mo. SOFR + 4.25%)	7.05%	02/11/2029		1,289	1,248,465
Term Loan (1 mo. USD LIBOR + 4.25%)	7.24%	10/30/2026		1,714	1,672,234
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.52%	05/12/2028		2,703	2,612,368
Grandir (France) Delayed Draw Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	09/29/2028	EUR	35	33,524
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	09/29/2028	EUR	209	201,142
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.25%	06/30/2028		80	74,954
I-Logic Tech Bidco Ltd. (United Kingdom), Term Loan (1 mo. SOFR + 4.00%)	6.20%	02/16/2028		434	426,743
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	6.56%	06/23/2024	GBP	2,109	2,350,404
ION Trading Technologies S.a.r.l. (Luxembourg) Term Loan B (1 mo. USD LIBOR + 4.75%)	7.00%	03/31/2028		907	885,469
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/01/2028	EUR	524	510,806
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.88%	10/28/2027		1,628	1,534,635
Monitronics International, Inc. Term Loan (1 mo. USD LIBOR + 7.50%)	10.31%	03/29/2024		5,091	3,407,314
Term Loan (1 mo. USD LIBOR + 6.00%)(d)	8.81%	07/03/2024		3,129	3,097,423
NAS LLC (d.b.a. Nationwide Marketing Group) Incremental Term Loan (1 mo. SOFR + 6.50%)(d)	9.06%	06/03/2024		1,734	1,727,261
Revolver Loan(d)	0.50%	06/03/2024		103	102,308
Revolver Loan(d)(e)	0.00%	06/03/2024		411	409,234
Term Loan (1 mo. SOFR + 6.50%)(d)	9.06%	06/03/2024		4,995	4,974,974
Term Loan (1 mo. SOFR + 6.50%)(d)	9.06%	06/03/2024		949	945,108
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.56%	03/02/2028		739	722,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
Orchid Merger Sub II LLC, Term Loan B (1 mo. SOFR + 4.75%)	7.58%	07/27/2027		$1,660	$ 1,587,984
Protect America, Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	5.18%	09/01/2024		1,156	1,092,852
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.01%	08/28/2028		205	201,690
Skillsoft Corp., Term Loan B (1 mo. SOFR + 4.75%)	7.65%	07/14/2028		591	571,621
Solera, Term Loan B (1 mo. SONIA + 5.25%)	6.94%	06/05/2028	GBP	235	251,889
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.61%	03/04/2028		3,979	3,750,242
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 3.50%)	3.53%	11/22/2027	EUR	122	117,178
Tempo Acquisition LLC, Term Loan B (1 mo. SOFR + 3.00%)	5.46%	08/31/2028		33	32,273
Thermostat Purchaser III, Inc. First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.87%	08/31/2028		33	30,991
First Lien Delayed Draw Term Loan(d)(e)	0.00%	08/31/2028		78	74,480
Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	7.57%	08/30/2028		494	470,865
Thevelia (US) LLC, First Lien Term Loan B (3 mo. SOFR + 4.00%)	6.04%	02/10/2029		773	727,847
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	8.12%	03/20/2027		531	507,208
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.50%	03/19/2028		3	3,269
Virtusa Corp. Incremental Term Loan B (1 mo. SOFR + 3.75%)	6.31%	02/08/2029		205	200,023
Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	02/11/2028		657	643,361
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.29%	08/04/2028		626	610,444
					51,641,079

Cable & Satellite Television–1.74%
Altice Financing S.A. (Luxembourg) Term Loan (3 mo. USD LIBOR + 2.75%)	5.26%	07/15/2025		310	302,264
Term Loan (3 mo. USD LIBOR + 2.75%)	5.26%	01/31/2026		164	158,937
Atlantic Broadband Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	5.02%	09/01/2028		100	98,611
CSC Holdings LLC Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	4.64%	01/15/2026		423	412,265
Term Loan (3 mo. USD LIBOR + 2.25%)	4.64%	07/17/2025		701	682,129
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	6.91%	08/14/2026		530	515,610
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.77%	09/01/2028		280	266,703
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	4.39%	04/30/2028		205	198,635
UPC - LG Term Loan AT (1 mo. USD LIBOR + 2.25%)	4.64%	04/30/2028		193	187,851
Term Loan AX (1 mo. USD LIBOR + 3.00%)	5.39%	01/31/2029		1,981	1,932,283
Virgin Media 02 - LG (United Kingdom), Term Loan Q (1 mo. USD LIBOR + 3.25%)	5.64%	01/31/2029		2,443	2,419,295
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	4.89%	04/30/2028		27	25,876
					7,200,459

Chemicals & Plastics–3.32%
AkzoNoble Chemicals, Term Loan (3 mo. EURIBOR + 4.75%)	5.00%	10/01/2025		856	835,955
Altadia (Timber Servicios Empresariales S.A.) (Spain), Term Loan B	6.61%	02/17/2029	EUR	173	146,860
Aruba Investments, Inc. First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	11/24/2027		215	206,998
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.19%	11/24/2028		814	770,706
Arxada (Switzerland) Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/03/2028	EUR	184	174,143
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.25%	07/03/2028		122	112,648
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	7.00%	08/27/2026		2,658	2,655,745
Avient Corp., Term Loan B(f)	-	07/27/2029		330	329,946
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	5.75%	09/29/2027		550	539,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
BES (Discovery Purchaser Corp.) First Lien Term Loan(d)(f)	-	08/03/2030		$347	$ 308,840
Second Lien Term Loan(f)	-	08/03/2029		420	395,582
Caldic (Pearls BidCo) (Netherlands), Term Loan B(f)	-	02/04/2029		259	244,095
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.56%	12/01/2027		508	494,848
Colouroz Investment LLC (Germany) PIK First Lien Term Loan B-2, 0.75% PIK Rate, 7.01% Cash Rate(h)	0.75%	09/21/2023		665	542,167
PIK First Lien Term Loan C, 0.75% PIK Rate, 6.80% Cash Rate(h)	0.75%	09/21/2023		99	80,916
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR	1	477
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 7.01% Cash Rate(d)(h)	5.75%	09/21/2024		14	11,819
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.02%	03/16/2025		134	130,568
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.77%	11/01/2028		1,075	979,192
Fusion, Term Loan B (3 mo. SOFR + 4.00%)(d)	6.16%	02/01/2029		501	481,922
ICP Group Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.00%	12/29/2027		526	454,991
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	3.93%	12/23/2027	EUR	187	173,088
Kraton Corp., Term Loan (1 mo. USD LIBOR + 3.99%)	5.11%	11/18/2028		224	221,388
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	6.02%	06/30/2027		63	60,997
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.69%	10/14/2024		278	268,047
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	6.25%	02/27/2026		1,083	1,075,274
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.25%	12/14/2027		427	413,069
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.66%	11/03/2025		1,070	1,044,260
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	6.06%	09/22/2028		572	563,187
					13,717,007

Clothing & Textiles–1.19%
ABG Intermediate Holdings 2 LLC Second Lien Term Loan (1 mo. SOFR+ 6.00%)	8.56%	12/20/2029		405	383,077
Term Loan B-1 (1 mo. SOFR + 3.50%)	6.63%	12/21/2028		2,278	2,229,521
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.10%	04/28/2028		1,106	1,071,856
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.52%	12/29/2027		423	400,786
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	7.28%	05/01/2024		118	97,543
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	5.13%	03/30/2026	EUR	772	749,334
					4,932,117

Conglomerates–0.26%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.27%	01/03/2029		522	514,921
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	4.33%	03/16/2029	EUR	234	222,490
Safe Fleet Holdings LLC Incremental First Lien Term Loan(d)(f)	-	02/23/2029		171	168,449
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	9.12%	02/02/2026		192	180,229
					1,086,089

Containers & Glass Products–3.28%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	6.13%	03/11/2028		1,057	1,024,373
Brook & Whittle Holding Corp. Delayed Draw Term Loan (1 mo. SOFR + 4.00%)	6.90%	12/14/2028		127	120,068
Incremental Term Loan B (3 mo. SOFR + 4.00%)	6.90%	12/14/2028		158	149,126
Term Loan B (1 mo. SOFR + 4.00%)	6.52%	12/14/2028		354	334,962
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%)(d)	4.50%	03/29/2024		2,497	2,382,050
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.25%	11/21/2023		2,149	1,972,240
Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	322	287,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Containers & Glass Products–(continued)
LABL, Inc. (Multi-Color) Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/29/2028	EUR	488	$ 476,341
Term Loan B (1 mo. USD LIBOR + 5.00%)	7.52%	10/29/2028		$2,105	2,038,025
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/13/2020-04/13/2022; Cost $587,158)(g)	10.46%	11/13/2025		628	644,693
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.05%)	6.30%	07/07/2028		420	397,145
Mold-Rite Plastics LLC First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.22%	10/04/2028		360	346,262
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.47%	10/04/2029		224	192,502
Pretium Packaging First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.28%	10/02/2028		497	470,001
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	9.12%	10/01/2029		184	160,357
Refresco Group N.V. (Netherlands) Term Loan B (3 mo. SONIA + 5.25%)	6.94%	05/05/2029	GBP	106	120,109
Term Loan B(f)	-	07/12/2029		2,525	2,461,672
					13,577,715

Cosmetics & Toiletries–1.55%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.00%	08/11/2025		459	376,170
Bausch and Lomb, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	6.10%	05/05/2027		2,450	2,310,238
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	4.62%	04/05/2025		2,868	2,786,910
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.24%	06/29/2028	EUR	765	716,113
Wella, Term Loan B (3 mo. EURIBOR + 3.75%)	4.66%	02/24/2029	EUR	220	210,825
					6,400,256

Drugs–0.00%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	4.52%	11/15/2027		5	4,615

Ecological Services & Equipment–0.96%
Anticimex (Sweden), Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	7.07%	11/16/2028		414	404,074
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.00%	05/11/2025		500	467,698
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.81%	05/30/2025		415	413,038
Groundworks LLC Delayed Draw Term Loan (1 mo. USD LIBOR + 5.00%)(d)	0.00%	01/07/2026		28	27,817
Delayed Draw Term Loan (1 mo. USD LIBOR + 5.00%)(d)	1.00%	01/17/2026		1,091	1,078,005
Delayed Draw Term Loan(d)(e)	0.00%	01/17/2026		223	220,548
Term Loan (1 mo. USD LIBOR + 5.00%)(d)	7.52%	01/17/2026		50	49,425
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.81%	12/31/2025	EUR	166	153,641
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	03/20/2025		439	383,042
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	10.75%	11/02/2028		827	777,572
					3,974,860

Electronics & Electrical–12.90%
Altar BidCo, Inc., Second Lien Term Loan (1 mo. SOFR + 5.60%)	7.35%	02/01/2030		206	189,299
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.25%	10/25/2028		985	960,472
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	20	19,463
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.52%	04/18/2025		449	441,243
CDK Global, Inc., Term Loan B (1 mo. SOFR + 4.50%)	6.61%	06/09/2029		837	817,545
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.25%	01/01/2028		887	832,757
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.77%	04/06/2026		632	607,927
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.75%	09/29/2028		600	584,816
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	6.27%	10/16/2028		456	430,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
Delta Topco, Inc. First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.84%	12/01/2027		$2,374	$ 2,257,335
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.34%	12/01/2028		358	324,546
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	304	298,291
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	5.13%	11/06/2023		891	771,458
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.81%	11/01/2028		858	852,526
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.86%	02/04/2028		1,377	1,354,278
Emerald Technologies AcquisitionCo, Inc., Term Loan B (1 mo. SOFR + 6.25%)	8.81%	12/29/2027		199	192,674
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.52%	05/06/2026		957	908,657
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.77%	07/01/2028		508	498,556
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.87%	06/13/2024		542	508,635
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	7.31%	01/07/2028		871	823,113
Hyland Software, Inc. First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.02%	07/01/2024		755	747,407
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	8.77%	07/07/2025		210	207,564
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.71%	01/11/2027		988	857,438
Infinite Electronics Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.25%	03/02/2029		253	238,873
Term Loan B (1 mo. USD LIBOR + 3.25%)	5.50%	03/02/2028		370	361,377
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	5.31%	10/15/2028		357	350,223
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.95%	03/11/2028		277	267,819
Learning Pool (United Kingdom) Term Loan(d)(f)	-	08/17/2028	GBP	297	341,533
Term Loan 2(d)(f)	-	08/17/2028		393	385,638
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	7.12%	08/28/2027		2,740	2,152,708
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.46%	12/31/2027		93	91,329
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	7.71%	08/13/2028		1,272	1,164,088
Maverick Bidco, Inc. (Mitratech) First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.56%	05/18/2028		447	431,854
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	9.56%	05/18/2029		49	46,697
McAfee Enterprise Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	10.75%	07/27/2029		628	601,815
Term Loan B (1 mo. USD LIBOR + 4.75%)	7.25%	07/27/2028		1,026	981,720
McAfee LLC, First Lien Term Loan B (1 mo. SOFR + 4.50%)	6.16%	03/01/2029		2,495	2,375,255
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	6.02%	12/15/2028		509	495,066
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)(d)	7.74%	04/29/2026		2,096	1,959,602
Native Instruments (Germany), Term Loan(d)	6.25%	03/03/2028	EUR	784	736,110
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	5.31%	08/28/2026		653	646,684
Oberthur Tech Term Loan B-4(f)	-	01/10/2026	EUR	159	156,906
Term Loan B-4 (3 mo. EURIBOR + 4.25%)	4.50%	01/10/2026	EUR	1,455	1,438,658
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	7.04%	01/09/2026		1,296	1,269,986
Optiv, Inc. Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.77%	01/31/2025		490	463,977
Term Loan (3 mo. USD LIBOR + 3.25%)	5.77%	02/01/2024		3,671	3,578,662
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	01/02/2025		1,195	1,155,714
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	6.32%	08/31/2028		716	691,063
Quest Software US Holdings, Inc. Second Lien Term Loan (1 mo. SOFR + 7.50%)	10.23%	01/20/2030		136	120,776
Term Loan B (1 mo. SOFR + 4.25%)	5.78%	01/19/2029		3,057	2,790,364
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.52%	04/24/2028		1,289	1,243,608
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.52%	05/29/2026		359	348,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.66%	02/08/2028		$365	$ 362,582
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 9.63% Cash Rate(h)	2.00%	12/08/2026		3,129	1,489,963
Sandvine Corp. First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	7.02%	10/31/2025		1,378	1,344,760
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.52%	11/02/2026		190	178,305
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	6.77%	03/03/2028		191	185,329
SonicWall U.S. Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.73%	05/16/2025		130	126,839
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.50%)	5.17%	03/05/2027		43	42,440
Ultimate Software Group, Inc. First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.27%	05/04/2026		1,569	1,532,039
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.54%	05/03/2027		154	151,268
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	10/15/2028		704	693,557
Utimaco (Germany) Term Loan B(d)	6.58%	10/30/2028	EUR	1,940	1,910,360
Term Loan B(d)	9.07%	10/30/2028		1,089	1,066,896
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.25%	09/01/2025		1,116	899,999
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)(d)	6.26%	02/18/2027		1,045	1,024,056
					53,381,385

Financial Intermediaries–0.77%
Edelman Financial Center LLC (The) Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	6.02%	04/07/2028		1,822	1,752,172
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	9.27%	07/20/2026		111	102,686
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.28%	09/15/2028		930	883,347
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	10/26/2025		122	119,556
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.96%	02/18/2027		323	312,465
					3,170,226

Food Products–2.56%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	6.37%	12/18/2026		947	913,413
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France) First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	275	209,986
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/14/2027	EUR	249	190,084
BrightPet (AMCP Pet Holdings, Inc.) Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)	8.48%	10/05/2026		327	319,033
Revolver Loan(d)(e)	0.00%	10/05/2026		8	8,180
Term Loan B (3 mo. USD LIBOR + 6.25%)(d)	8.50%	10/05/2026		2,315	2,256,134
Florida Food Products LLC First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	7.46%	10/18/2028		419	395,469
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	7.52%	10/18/2028		3,075	2,906,218
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.52%	10/08/2029		609	575,728
H-Food Holdings LLC Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	7.52%	05/23/2025		780	753,640
Term Loan (3 mo. USD LIBOR + 3.69%)	6.21%	05/23/2025		574	535,676
Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/02/2028	EUR	174	164,086
Shearer’s Foods LLC Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	10.28%	09/22/2028		232	216,485
Term Loan B (1 mo. USD LIBOR + 3.50%)	6.02%	09/23/2027		245	238,102
Sigma Bidco B.V. (Netherlands) Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.74%	07/02/2025	EUR	427	376,383
Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	5.90%	07/02/2025		103	91,900
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (6 mo. SONIA + 5.00%)	6.63%	06/28/2028	GBP	429	433,517
					10,584,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Service–0.89%
Euro Garages (Netherlands) Term Loan (3 mo. USD LIBOR + 4.00%)	6.25%	02/07/2025		$622	$ 608,693
Term Loan (1 mo. USD LIBOR + 4.25%)	6.50%	03/31/2026		311	304,903
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.25%	02/07/2025		436	427,221
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	1,400	1,215,337
NPC International, Inc., Second Lien Term Loan(d)(f)(i)(j)	-	04/18/2025		239	0
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	6.03%	04/13/2028		1,520	1,138,486
					3,694,640

Health Care–3.70%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom) Term Loan (1 mo. SONIA + 4.75%)	6.44%	06/08/2028	GBP	295	323,518
Term Loan (1 mo. SOFR + 5.25%)	6.77%	06/08/2028		590	557,206
Ascend Learning LLC First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.02%	12/11/2028		41	38,795
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	8.27%	12/10/2029		413	375,261
athenahealth, Inc. Delayed Draw Term Loan(e)	0.00%	02/15/2029		430	412,386
Term Loan B (1 mo. SOFR + 3.50%)	5.80%	01/26/2029		2,535	2,433,078
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.53%	02/09/2028	EUR	292	278,800
Cerba (Chrome Bidco) (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/14/2029	EUR	248	241,996
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	6.02%	08/14/2026		404	395,401
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/22/2029	EUR	312	304,623
Dermatology Intermediate Holdings III, Inc. Delayed Draw Term Loan (1 mo. SOFR + 4.25%)(d)	2.13%	03/31/2029		8	7,554
Delayed Draw Term Loan(d)(e)	0.00%	03/31/2029		41	40,255
Term Loan B (1 mo. SOFR + 4.25%)(d)	6.54%	03/23/2029		261	255,781
embecta, Term Loan (3 mo. SOFR + 3.00%)	5.05%	03/30/2029		7	6,381
Ethypharm (France), Term Loan B (3 mo. SONIA + 4.50%)	5.69%	04/17/2028	GBP	371	384,033
ExamWorks Group, Inc./Electron Bidco, Term Loan (1 mo. USD LIBOR + 3.00%)	5.52%	11/01/2028		276	270,312
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	7.02%	02/04/2027		1,023	976,692
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.25%	10/01/2027		516	505,961
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	6.13%	06/28/2024		296	293,291
Global Medical Response, Inc. Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	03/14/2025		312	287,554
Term Loan (1 mo. USD LIBOR + 4.25%)	6.62%	10/02/2025		1,036	952,451
ICON PLC Term Loan (1 mo. USD LIBOR + 2.25%)	4.56%	07/03/2028		14	14,116
Term Loan (1 mo. USD LIBOR + 2.25%)	4.56%	07/03/2028		57	56,655
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	5.77%	05/04/2028		153	149,982
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	6.06%	09/07/2028		634	621,218
MedAssets Software Intermediate Holdings, Inc. First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.49%	12/18/2028		1,003	970,676
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.27%	12/17/2029		401	358,202
MJH Healthcare Holdings LLC, Term Loan B (1 mo. SOFR + 3.50%)	6.06%	01/28/2029		107	102,868
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	80	75,985
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany) Term Loan B (3 mo. EURIBOR + 4.25%)	4.49%	12/15/2027	EUR	138	135,484
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.49%	12/15/2027	EUR	80	78,261
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	6.23%	08/21/2026	GBP	314	342,975
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.25%	12/15/2028		62	59,796
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	7.73%	11/24/2028		997	952,570
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.56%	03/31/2028		490	481,156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Health Care–(continued)
Veonet (Germany), Term Loan B (3 mo. EURIBOR + 4.75%)	5.98%	04/11/2029	EUR	215	$ 211,440
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.52%	08/27/2025		$772	768,557
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	6.52%	10/23/2026		23	22,341
Women’s Care Holdings, Inc. LLC First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	7.87%	01/15/2028		344	324,569
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	11.62%	01/15/2029		235	221,454
					15,289,634

Home Furnishings–2.08%
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%) (Acquired 11/20/2017-04/29/2022; Cost $461,408)(g)	5.00%	11/29/2024	EUR	394	148,342
Hunter Douglas, Inc. First Lien Term Loan (1 mo. SOFR + 3.50%)	6.34%	02/09/2029		2,429	2,133,068
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.47%	02/26/2029	EUR	1,317	1,219,448
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.64%	09/25/2028		1,589	1,374,041
Serta Simmons Bedding LLC First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.89%	08/10/2023		714	702,044
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.89%	08/10/2023		2,051	1,188,143
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.37%	10/16/2028		1,381	1,211,145
TGP Holdings III LLC Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	5.77%	06/29/2028		9	7,390
Delayed Draw Term Loan(e)	0.00%	06/29/2028		27	22,168
Term Loan B (1 mo. USD LIBOR + 3.25%)	5.77%	06/29/2028		277	224,166
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.63%	07/01/2029		319	282,384
Weber-Stephen Products LLC Incremental Term Loan B (1 mo. SOFR + 4.25%)(d)	6.81%	10/30/2027		47	39,927
Term Loan B (1 mo. USD LIBOR + 3.25%)	5.77%	10/30/2027		44	37,787
					8,590,053

Industrial Equipment–4.58%
Apex Tool Group LLC, Term Loan B (1 mo. SOFR + 5.25%)	7.66%	02/08/2029		817	754,114
Brush (Project Faraday) (United Kingdom) Term Loan (3 mo. EURIBOR + 7.00%)(d)	7.00%	06/09/2028	EUR	882	872,206
Term Loan A (3 mo. EURIBOR + 7.00%)(d)	8.69%	06/09/2028	GBP	759	868,049
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	7.94%	12/20/2028		725	695,122
Crosby US Acquisition Corp., Term Loan-B (3 mo. USD LIBOR + 4.75%) (Acquired 06/19/2019; Cost $227,938)(g)	7.19%	06/27/2026		229	219,014
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	7.31%	04/16/2026		321	302,844
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (1 mo. SOFR + 5.50%)	6.90%	06/08/2029		1,161	1,069,230
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	7.27%	12/16/2027		664	641,191
Engineered Machinery Holdings, Inc. Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	6.00%	05/19/2028		29	27,791
Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	8.25%	05/21/2029		117	112,185
Kantar (United Kingdom) Term Loan B (1 mo. USD LIBOR + 5.00%)	6.61%	12/04/2026		982	952,897
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	4.25%	12/04/2026	EUR	700	685,833
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.52%	06/21/2028		1,658	1,604,143
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.75%)	5.15%	04/11/2029		38	37,936
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	5.02%	07/31/2025		261	258,171
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	6.25%	03/08/2025		779	718,097
Platin2025 Holdings S.a r.l. (Germany), Term Loan B (3 mo. EURIBOR + 3.65%)	3.65%	12/29/2028	EUR	862	818,649
Robertshaw US Holding Corp. First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.63%	02/28/2025		586	480,424
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)(d)	10.56%	02/28/2026		388	244,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Industrial Equipment–(continued)
Tank Holding Corp. Revolver Loan(d)(e)	0.00%	03/31/2028		$230	$ 220,953
Term Loan(f)	-	03/31/2028		3,448	3,321,220
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	6.87%	07/31/2027		3,224	3,138,196
Victory Buyer LLC Second Lien Term Loan B (3 mo. USD LIBOR + 7.00%)(d)	9.06%	11/19/2029		165	153,620
Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	5.81%	11/15/2028		772	741,138
					18,937,695

Insurance–1.42%
Acrisure LLC Term Loan (1 mo. USD LIBOR + 3.50%)	6.02%	02/15/2027		1,591	1,529,312
Term Loan B (1 mo. USD LIBOR + 3.75%)	6.27%	02/15/2027		617	594,777
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.77%	02/15/2027		769	749,349
Alliant Holdings Intermediate LLC Term Loan (1 mo. USD LIBOR + 3.25%)	5.77%	05/09/2025		77	75,117
Term Loan (1 mo. USD LIBOR + 3.50%)	5.88%	11/06/2027		1,960	1,911,496
HUB International Ltd. Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	5.98%	04/25/2025		665	656,348
Term Loan (1 mo. USD LIBOR + 3.00%)	5.77%	04/25/2025		15	15,060
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.50%	12/02/2026		335	331,551
					5,863,010

Leisure Goods, Activities & Movies–6.65%
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.38%	04/22/2026		2,125	1,834,831
Carnival Corp. Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	6.13%	10/18/2028		3,831	3,591,819
Term Loan (1 mo. USD LIBOR + 3.00%)	5.88%	06/30/2025		261	249,609
Crown Finance US, Inc. Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	10.08%	02/28/2025		840	897,295
Revolver Loan (3 mo. USD LIBOR + 3.00%)	5.74%	03/02/2023		229	154,960
Revolver Loan (1 mo. USD LIBOR + 5.00%)(d)	7.98%	05/23/2024		864	842,139
Revolver Loan(e)	0.00%	03/02/2023		4	2,832
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	358	229,417
Term Loan (1 mo. USD LIBOR + 2.50%)	4.00%	02/28/2025		2,561	1,659,468
Term Loan (1 mo. USD LIBOR + 2.75%)	4.25%	09/30/2026		2,542	1,622,012
Term Loan B-1 (3 mo. USD LIBOR + 0.00%)	7.00%	05/23/2024		2,579	2,983,671
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	5.02%	06/03/2028		978	918,928
Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/30/2029	EUR	427	415,405
Eagle Midco Ltd. (United Kingdom), Term Loan (1 mo. SONIA + 4.50%)	4.50%	03/20/2028	GBP	233	250,657
Fender Musical Instruments Corp., Term Loan B (1 mo. SOFR + 4.00%)	6.39%	12/01/2028		342	327,464
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	5.77%	04/18/2025		921	868,340
Hornblower Holdings LLC, Term Loan (6 mo. USD LIBOR + 8.13%)	11.05%	11/25/2025		272	278,128
Lakeland Tours LLC PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/25/2027		304	202,396
PIK Third Lien Term Loan B, 6.00% PIK Rate, 4.31% Cash Rate(h)	6.00%	09/25/2025		270	227,774
Meuse Finco SA (Belgium)(d)(f)	-	08/03/2029	EUR	167	156,344
OEG Borrower, LLC (Opry Entertainment), Term Loan B (2 mo. USD LIBOR + 5.00%)(d)	6.78%	05/20/2029		852	828,381
Parques Reunidos (Piolin Bidco s.a.u) (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.98%	09/16/2026	EUR	1,533	1,466,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Leisure Goods, Activities & Movies–(continued)
Royal Caribbean Cruises Revolver Loan (3 mo. USD LIBOR + 1.30%)	0.50%	10/12/2022		$1,063	$ 1,053,253
Revolver Loan (1 mo. USD LIBOR + 1.30%)	3.97%	04/05/2024		1,568	1,452,729
Revolver Loan(e)	0.00%	04/12/2024		594	550,679
Revolver Loan(e)	0.00%	10/12/2022		141	139,804
Revolver Loan(e)	0.00%	04/05/2024		707	655,004
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.56%	08/25/2028		462	455,906
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	4.25%	04/17/2026		229	222,920
USF S&H Holdco LLC Term Loan A (3 mo. USD LIBOR + 15.00%)(d)	17.29%	06/30/2025		108	108,080
Term Loan A(d)(e)	0.00%	06/30/2025		162	162,334
Term Loan B (3 mo. USD LIBOR + 4.75%)(d)	8.43%	06/30/2025		1,707	1,706,868
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	1,322	1,007,015
					27,523,197

Lodging & Casinos–3.29%
Aimbridge Acquisition Co., Inc. First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	7.13%	02/02/2026		1,134	1,062,920
Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	02/02/2026		919	852,536
B&B Hotels S.A.S. (France) Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	9.33%	07/31/2027	EUR	387	378,469
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	1,884	1,766,954
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	401	389,730
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.62%	10/02/2028		2,178	2,081,341
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	6.02%	07/21/2025		515	511,728
Fertitta Entertainment LLC, Term Loan (1 mo. SOFR + 4.00%)	6.46%	01/31/2029		141	136,025
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	5.52%	08/02/2028		519	508,376
HotelBeds (United Kingdom) Term Loan B (3 mo. EURIBOR + 4.25%)	4.28%	09/12/2025	EUR	1,883	1,651,763
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR	3,398	3,050,273
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	5.02%	05/29/2026		63	61,813
Scientific Games Lottery Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2029	EUR	247	239,230
Term Loan B(f)	-	04/04/2029		961	928,467
					13,619,625

Nonferrous Metals & Minerals–1.51%
American Rock Salt Co. LLC Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.77%	06/11/2029		57	54,798
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.52%	06/09/2028		732	701,217
AZZ, Inc., First Lien Term Loan (1 mo. SOFR + 4.25%)	6.81%	05/06/2029		1,567	1,554,910
Corialis Group Ltd. (United Kingdom), Term Loan B (1 mo. SONIA + 4.15%)	5.87%	07/06/2028	GBP	110	115,242
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	6.29%	07/31/2026		431	415,653
Form Technologies LLC Term Loan (1 mo. USD LIBOR + 4.50%)	7.48%	07/19/2025		1,035	942,827
Term Loan (1 mo. USD LIBOR + 9.00%)(d)	11.98%	10/22/2025		583	527,283
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	6.81%	03/16/2027		2,004	1,931,546
					6,243,476

Oil & Gas–3.40%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.37%	05/21/2025		1,813	1,799,287
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	7.30%	10/28/2027		215	185,799
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	9.13%	08/25/2026		1,289	1,061,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Oil & Gas–(continued)
McDermott International Ltd. LOC(e)	0.00%	06/30/2024		$2,136	$ 1,758,734
LOC(d)(f)	-	06/30/2024		998	833,763
PIK Term Loan, 2.67% PIK Rate, 3.37% Cash Rate(h)	2.67%	06/30/2025		521	267,531
Term Loan (1 mo. USD LIBOR + 3.00%)	5.52%	06/30/2024		92	58,409
Petroleum GEO-Services ASA (Norway) Term Loan(d)(f)	-	03/18/2024		469	466,824
Term Loan (1 mo. USD LIBOR + 7.50%)	9.93%	03/19/2024		4,077	3,844,947
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $2,594,057)(g)	10.52%	08/27/2026		2,637	2,631,771
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.88%	11/17/2028		1,177	1,147,619
					14,056,364

Publishing–3.87%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.37%	08/12/2028		554	549,088
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	7.81%	06/29/2026		2,677	2,538,635
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	6.31%	08/21/2026		2,316	2,151,314
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)(d)	6.41%	12/01/2028		2,529	2,358,229
Harbor Purchaser, Inc. Second Lien Term Loan (1 mo. SOFR + 8.50%)(d)	10.96%	03/31/2030		1,353	1,285,362
Term Loan B (1 mo. SOFR + 5.25%)	7.81%	03/31/2029		2,791	2,663,677
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	7.27%	07/30/2028		2,537	2,461,197
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	09/13/2024		2,043	1,998,588
					16,006,090

Radio & Television–1.41%
Diamond Sports Holdings LLC First Lien Term Loan (1 mo. SOFR + 8.00%)	10.39%	05/25/2026		1,026	972,528
Second Lien Term Loan (1 mo. SOFR + 3.25%)	5.89%	08/24/2026		1,311	247,687
Gray Television, Inc. Term Loan C (3 mo. USD LIBOR + 2.50%)	4.87%	01/02/2026		11	10,643
Term Loan D (1 mo. USD LIBOR + 3.00%)	5.37%	12/01/2028		1,222	1,205,993
iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.77%	05/01/2026		220	214,009
Sinclair Television Group, Inc. Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	5.03%	09/30/2026		613	591,260
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	5.53%	04/01/2028		696	661,100
Term Loan B-4 (1 mo. SOFR + 3.75%)	6.31%	04/21/2029		1,398	1,339,816
Univision Communications, Inc. Term Loan B (1 mo. USD LIBOR + 3.25%)	5.77%	05/05/2028		268	260,871
Term Loan B (1 mo. SOFR + 4.25%)	6.25%	06/10/2029		338	333,111
					5,837,018

Retailers (except Food & Drug)–3.20%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	6.27%	03/06/2028		3,128	3,039,358
CNT Holdings I Corp. (1-800 Contacts) First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.81%	11/08/2027		1,599	1,567,382
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.06%	11/06/2028		402	392,257
Kirk Beauty One GmbH (Germany) Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	297	252,276
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	171	145,219
Term Loan B-3(f)	-	04/08/2026	EUR	83	70,150
Term Loan B-3 (6 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	333	282,019
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	526	445,702
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	117	99,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Retailers (except Food & Drug)–(continued)
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	5.50%	03/02/2028		$1,479	$ 1,438,786
PetSmart LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	02/11/2028		4,586	4,492,626
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	7.75%	04/21/2028		1,054	1,034,295
					13,259,200

Surface Transport–2.37%
American Trailer World Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	6.31%	03/03/2028		2,025	1,902,201
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	7.38%	05/07/2028		255	228,697
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.77%	09/30/2028		568	528,814
First Student Bidco, Inc. Delayed Draw Term Loan (1 mo. SOFR + 4.00%)	6.15%	07/21/2028		113	109,665
Incremental Term Loan B (1 mo. SOFR + 4.00%)	6.05%	07/21/2028		1,630	1,579,180
Term Loan B (1 mo. USD LIBOR + 3.00%)	5.23%	07/21/2028		1,162	1,120,644
Term Loan C (1 mo. USD LIBOR + 3.00%)	5.23%	07/21/2028		419	404,375
Hurtigruten (Explorer II AS) (Norway) Term Loan B (3 mo. EURIBOR + 3.50%)	4.91%	02/24/2025	EUR	1,768	1,508,876
Term Loan C (3 mo. EURIBOR + 8.00%)	8.27%	06/16/2023	EUR	1,000	936,277
Novae LLC Delayed Draw Term Loan (1 mo. SOFR + 5.00%)	5.00%	12/22/2028		107	100,861
Delayed Draw Term Loan(e)	0.00%	12/22/2028		1	1,021
Term Loan B (1 mo. SOFR + 5.00%)	7.73%	12/22/2028		450	421,516
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	5.52%	04/01/2028		125	120,916
STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)	8.20%	04/30/2028		868	840,866
					9,803,909

Telecommunications–6.39%
Avaya, Inc. First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.64%	12/15/2027		588	338,417
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	6.39%	12/15/2027		967	556,578
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.64%	11/30/2027		526	518,969
CCI Buyer, Inc., Term Loan (1 mo. SOFR + 3.75%)	6.05%	12/17/2027		3,033	2,925,362
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.77%	03/15/2027		2,095	1,977,632
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	5.81%	11/22/2028		18	18,067
Colorado Buyer, Inc. First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	6.79%	05/01/2024		1,394	1,350,572
Term Loan (3 mo. USD LIBOR + 3.00%)	5.79%	05/01/2024		7	6,662
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	7.12%	04/27/2027		858	840,690
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	5.31%	11/12/2027		110	107,267
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.06%	05/01/2028		239	232,164
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	6.03%	12/11/2026		1,289	1,254,463
Intelsat Jackson Holdings S.A. (Luxembourg) Term Loan B(f)	-	02/01/2029		4,212	4,008,881
Term Loan B-3(d)(f)	-	11/27/2023		1	1,220
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	5.02%	11/04/2026		27	26,846
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.27%	03/01/2027		91	87,544
MLN US HoldCo LLC (dba Mitel) First Lien Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 06/18/2019-06/29/2022; Cost $3,004,971)(g)	6.87%	11/30/2025		3,460	2,074,531
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%) (Acquired 06/25/2019-02/02/2022; Cost $1,443,945)(g)	11.12%	11/30/2026		1,596	826,243
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.77%	09/25/2026		1,173	1,122,305
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	4.28%	04/11/2025		11	11,144
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	5.34%	12/07/2026		1,999	1,371,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
U.S. Telepacific Corp., Term Loan (3 mo. SOFR + 7.25%)	4.32%	05/01/2026		$2,848	$1,248,340
Viasat, Inc., First Lien Term Loan B (1 mo. SOFR + 3.75%)	7.07%	02/23/2029		634	591,010
Voyage Digital (NC) Ltd., Term Loan B (1 mo. SOFR + 4.50%)(d)	7.26%	03/03/2029		845	830,146
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	8.77%	09/21/2027		2,177	2,105,890
Zayo Group LLC, Incremental Term Loan (1 mo. SOFR + 4.25%)	6.71%	03/09/2027		2,128	2,008,206
					26,440,781

Utilities–3.12%
AI Alpine US Bidco, Inc., Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	300	292,774
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	6.00%	05/14/2027		413	410,325
Brookfield WEC Holdings, Inc.
Incremental Term Loan(f)	-	08/01/2025		1,067	1,053,206
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.27%	08/01/2025		343	336,128
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.00%	10/02/2025		2,293	1,967,251
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)	7.25%	12/01/2028		786	778,158
Term Loan C (1 mo. USD LIBOR + 5.00%)	7.25%	12/01/2028		16	16,293
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	11/09/2026		1,924	1,848,429
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	8.81%	07/30/2026		1,490	617,928
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	7.07%	08/14/2026		594	486,509
Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	8.05%	02/01/2027		2,475	2,238,238
Term Loan C (1 mo. SOFR + 5.75%)	8.05%	02/01/2027		140	126,594
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	05/16/2024		1,185	918,104
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.77%	06/23/2028		580	554,595
Pike Corp., Term Loan (1 mo. SOFR + 3.50%)	5.81%	01/21/2028		222	218,299
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.68%)	4.68%	10/23/2028	EUR	643	624,561
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	9.02%	05/07/2029		172	159,870
Term Loan B (1 mo. USD LIBOR + 3.50%)	6.02%	05/12/2028		252	244,768
					12,892,030
Total Variable Rate Senior Loan Interests (Cost $475,681,748)					444,065,310

			Shares
Common Stocks & Other Equity Interests–8.32%(k)
Aerospace & Defense–0.88%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(g)				342	3,650,743

Automotive–0.01%
ThermaSys Corp.(d)				676,996	20,310

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(d)				9	0
					0

Business Equipment & Services–0.99%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,251,966)(g)				6,741	2,963
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $3,381,699)(d)(g)				25,611	4,084,919
					4,087,882

Containers & Glass Products–0.03%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $32,297)(d)(g)				7,940	129,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Invesco Senior Loan Fund

	Shares	Value
Electronics & Electrical–0.01%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $316,609)(g)	18,902	$42,530

Financial Intermediaries–0.00%
RJO Holdings Corp.(d)	2,851	2,851
RJO Holdings Corp., Class A(d)	2,314	2,314
RJO Holdings Corp., Class B(d)	3,000	30
		5,195

Health Care–0.03%
Envigo RMS Holding Corp.(d)	7,462	138,730

Leisure Goods, Activities & Movies–0.48%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(g)	171,770	29,932
USF S&H Holdco LLC(d)	1,785	1,966,284
		1,996,216

Lodging & Casinos–0.51%
Bally’s Corp.(l)	72,757	1,723,613
Caesars Entertainment, Inc.(l)	8,413	362,769
		2,086,382

Oil & Gas–3.52%
Aquadrill LLC	49,326	1,960,709
HGIM Corp.(d)	8,544	200,784
HGIM Corp., Wts., expiring 07/02/2043(d)	5,420	127,370
McDermott International Ltd.(l)	210,471	87,345
McDermott International Ltd.(d)	657,235	259,115
NexTier Oilfield Solutions, Inc.(l)	44,006	412,336
Noble Corp.(l)	929	28,195
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $3,240,271)(g)	78,026	9,389,142
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $133,695)(g)	14,855	122,554
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $171,654)(g)	28,609	150,197
Samson Investment Co., Class A(d)	84,254	52,659
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $759,465)(d)(g)	73,367	2,201
Transocean Ltd.(l)	191,873	694,580
Tribune Resources, Inc.	382,888	1,065,003
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)	99,132	2,478
		14,554,668

Radio & Television–0.22%
iHeartMedia, Inc., Class A(l)	101,257	896,124
iHeartMedia, Inc., Class B(d)	17	119
		896,243

Retailers (except Food & Drug)–0.07%
Claire’s Stores, Inc.	446	154,762
Toys ‘R’ Us-Delaware, Inc.	17	41,827
Vivarte S.A.S.(d)	233,415	104,253
		300,842

Surface Transport–0.09%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(d)(g)	4,992	97,344
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-08/12/2022; Cost $0)(g)	175,734	82,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Invesco Senior Loan Fund

				Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-08/12/2022; Cost $0)(g)				138,987	$86,867
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(g)				5,248	102,336
					368,922

Utilities–1.48%
Vistra Corp.				227,983	5,642,580
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				366,133	485,126
					6,127,706
Total Common Stocks & Other Equity Interests (Cost $43,358,466)					34,405,394

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.06%(m)

Automotive–0.26%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(n)(o)	10.62%	04/19/2026	SEK	10,000	924,015
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(o)	4.50%	09/30/2028	EUR	206	160,563
					1,084,578

Building & Development–0.10%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(o)	5.00%	01/15/2027	EUR	272	253,011
Haya Holdco 2 PLC (Spain)	9.00%	11/30/2025	EUR	259	167,865
					420,876

Business Equipment & Services–0.16%
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(o)	4.52%	10/30/2028	EUR	694	652,256

Cable & Satellite Television–0.20%
Altice Financing S.A. (Luxembourg) (Acquired 01/08/2020; Cost $288,912)(g)(n)	3.00%	01/15/2028	EUR	260	209,599
Altice Finco S.A. (Luxembourg) (Acquired 10/05/2017-09/14/2020; Cost $848,162)(g)(n)	4.75%	01/15/2028	EUR	756	603,910
					813,509

Chemicals & Plastics–0.09%
Herens Midco S.a.r.l. (Luxembourg)(n)	5.25%	05/15/2029	EUR	506	374,387

Electronics & Electrical–0.15%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(o)	5.25%	02/15/2029	EUR	660	620,161

Financial Intermediaries–0.94%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(o)	5.27%	08/01/2024	EUR	1,101	978,860
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(o)	6.52%	05/01/2026	EUR	632	604,189
Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	909	814,579
Kane Bidco Ltd. (United Kingdom)(n)	5.00%	02/15/2027	EUR	139	126,454
Kane Bidco Ltd. (United Kingdom)(n)	6.50%	02/15/2027	GBP	174	180,404
Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	200	169,666
Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	202	190,429
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(o)	4.95%	11/15/2027	EUR	891	831,837
					3,896,418

Health Care–0.12%
Kepler S.p.A. (United Kingdom) (3 mo. EURIBOR + 5.75%)(n)(o)	5.75%	05/15/2029	EUR	486	482,965

Home Furnishings–0.28%
Ideal Standard International S.A. (Belgium)(n)	6.38%	07/30/2026	EUR	316	187,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,101	$959,786
					1,147,268

Leisure Goods, Activities & Movies–0.09%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(o)	4.75%	06/15/2027	EUR	211	190,223
Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	211	202,785
					393,008

Lodging & Casinos–0.26%
TVL Finance PLC (United Kingdom) (3 mo. SONIA + 5.38%)(n)(o)	6.93%	07/15/2025	GBP	989	1,068,497

Retailers (except Food & Drug)–0.27%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR	788	653,029
Kirk Beauty SUN GmbH (Germany)(n)	8.25%	10/01/2026	EUR	702	463,739
					1,116,768

Surface Transport–0.14%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	632	596,225
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,947,242)					12,666,916

U.S. Dollar Denominated Bonds & Notes–2.98%

Aerospace & Defense–0.13%
Maxar Technologies, Inc.(n)	7.75%	06/15/2027		$ 530	526,653

Air Transport–0.13%
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025		568	541,460

Building & Development–0.64%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/17/2021; Cost $1,041,301)(g)(n)	4.50%	04/01/2027		1,045	896,910
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $1,676,835)(g)(n)	5.75%	05/15/2026		1,873	1,749,382
					2,646,292

Business Equipment & Services–0.15%
Advantage Sales & Marketing, Inc.(n)	6.50%	11/15/2028		695	598,732

Cable & Satellite Television–0.44%
Altice Financing S.A. (Luxembourg) (Acquired 06/09/2022; Cost $18,937)(g)(n)	5.75%	08/15/2029		22	17,748
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-06/09/2022; Cost $696,679)(g)(n)	5.00%	01/15/2028		693	560,041
Altice France S.A. (France)(n)	5.50%	01/15/2028		328	272,278
Altice France S.A. (France)(n)	5.50%	10/15/2029		305	241,235
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030		849	708,448
					1,799,750

Chemicals & Plastics–0.22%
EverArc Escrow S.a.r.l.(n)	5.00%	10/30/2029		1,067	915,763

Electronics & Electrical–0.10%
Energizer Holdings, Inc.(n)	4.38%	03/31/2029		528	430,270

Food Service–0.09%
eG Global Finance PLC (United Kingdom)(n)	6.75%	02/07/2025		412	389,882

Health Care–0.06%
Global Medical Response, Inc.(n)	6.50%	10/01/2025		298	266,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Industrial Equipment–0.08%
TK Elevator Holdco GmbH (Germany)(n)	7.63%	07/15/2028	$ 361	$323,685

Nonferrous Metals & Minerals–0.15%
SCIH Salt Holdings, Inc.(n)	4.88%	05/01/2028	720	618,685

Publishing–0.42%
McGraw-Hill Education, Inc.(n)	5.75%	08/01/2028	1,990	1,750,323

Radio & Television–0.11%
Diamond Sports Group LLC/Diamond Sports Finance Co.(n)	5.38%	08/15/2026	825	157,781
iHeartCommunications, Inc.(n)	4.75%	01/15/2028	194	166,743
Univision Communications, Inc.(n)	7.38%	06/30/2030	133	132,169
				456,693

Telecommunications–0.26%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(n)	6.75%	10/01/2026	211	193,745
Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028	1,007	867,124
				1,060,869
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,421,482)				12,325,470

			Shares
Preferred Stocks–0.91%(k)

Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)			144,220	4,327

Containers & Glass Products–0.10%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020-03/15/2022; Cost $340,066)(g)			3,399	426,647

Electronics & Electrical–0.04%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(g)			27,194	135,970
Riverbed Technology, Inc., Pfd.			8,195	40,975
				176,945

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(d)			584	2,920

Oil & Gas–0.10%
McDermott International Ltd., Pfd.(d)			563,918	366,547
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(d)(g)			292,193	21,914
				388,461

Surface Transport–0.67%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $938,463)(g)			18,575	467,468
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $986,469)(g)			19,526	491,401
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(g)			21,989	1,071,964
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(g)			15,443	752,846
				2,783,679
Total Preferred Stocks (Cost $3,814,729)				3,782,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Municipal Obligations–0.44%

Arizona–0.44%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $1,952,744) (Cost $1,952,744)(g)(n)	0.00%	01/01/2028	$ 2,154	$1,831,935
TOTAL INVESTMENTS IN SECURITIES(p)–123.06% (Cost $556,176,411)				509,078,004
BORROWINGS–(19.94)%				(82,500,000)
OTHER ASSETS LESS LIABILITIES–(3.12)%				(12,907,671)
NET ASSETS–100.00%				$413,670,333

Investment Abbreviations:

EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	This variable rate interest will settle after August 31, 2022, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at August 31, 2022 was $37,980,235, which represented 9.18% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2022 represented less than 1% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $26,114,996, which represented 6.31% of the Fund’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

The aggregate value of securities considered illiquid at August 31, 2022 was $53,428,755, which represented 12.92% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
09/29/2022	Bank of America, N.A	EUR	501,349	USD	515,724	$ 11,000
09/29/2022	Barclays Bank PLC	EUR	566,772	USD	584,119	13,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
09/29/2022	Barclays Bank PLC	GBP	3,009,909	USD	3,633,213	$ 134,821
09/29/2022	Barclays Bank PLC	SEK	129,113	USD	12,535	408
09/29/2022	BNP Paribas S.A.	EUR	10,982,049	USD	11,273,551	217,585
09/29/2022	BNP Paribas S.A.	GBP	105,511	USD	127,555	4,920
10/31/2022	BNP Paribas S.A.	SEK	9,846,361	USD	931,633	5,439
09/29/2022	Canadian Imperial Bank of Commerce	GBP	97,588	USD	118,494	5,069
10/31/2022	Citibank, N.A.	GBP	3,096,089	USD	3,663,344	62,404
09/29/2022	J.P. Morgan Chase Bank, N.A.	EUR	573,165	USD	587,570	10,547
09/29/2022	Morgan Stanley and Co. International PLC	EUR	11,123,156	USD	11,424,209	226,185
09/29/2022	Morgan Stanley and Co. International PLC	GBP	3,035,878	USD	3,662,539	133,962
09/29/2022	Morgan Stanley and Co. International PLC	SEK	9,636,398	USD	947,950	42,789
09/29/2022	Morgan Stanley and Co. International PLC	USD	15,191,229	EUR	15,236,940	148,266
09/29/2022	Royal Bank of Canada	EUR	10,982,049	USD	11,279,246	223,279
09/29/2022	Royal Bank of Canada	USD	15,218,214	EUR	15,236,711	121,051
10/31/2022	Royal Bank of Canada	GBP	3,049,878	USD	3,605,023	57,829
10/31/2022	State Street Bank & Trust Co.	GBP	3,096,089	USD	3,661,811	60,871
10/31/2022	State Street Bank & Trust Co.	USD	4,002,297	EUR	4,000,000	33,516
09/29/2022	Toronto-Dominion Bank (The)	EUR	10,982,049	USD	11,278,806	222,840
09/29/2022	Toronto-Dominion Bank (The)	GBP	3,009,909	USD	3,632,550	134,158
09/29/2022	Toronto-Dominion Bank (The)	USD	15,209,132	EUR	15,236,940	130,363

Subtotal–Appreciation						2,000,835

Currency Risk
09/29/2022	BNP Paribas S.A.	USD	922,568	SEK	9,765,511	(5,279)
09/29/2022	Citibank, N.A.	USD	3,667,158	GBP	3,101,696	(62,082)
10/31/2022	Morgan Stanley and Co. International PLC	EUR	15,343,619	USD	15,335,074	(145,920)
09/29/2022	Royal Bank of Canada	USD	3,608,732	GBP	3,055,402	(57,463)
10/31/2022	Royal Bank of Canada	EUR	15,242,838	USD	15,261,008	(118,304)
09/29/2022	State Street Bank & Trust Co.	USD	3,665,572	GBP	3,101,696	(60,496)
10/31/2022	State Street Bank & Trust Co.	USD	926,918	GBP	788,394	(9,968)
10/31/2022	Toronto-Dominion Bank (The)	EUR	15,243,067	USD	15,251,984	(127,558)

Subtotal–Depreciation						(587,070)

Total Forward Foreign Currency Contracts						$1,413,765

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Invesco Senior Loan Fund

Portfolio Composition†

By credit quality, based on total investments

as of August 31, 2022

BBB-	2.31%
BB+	0.96
BB	1.78
BB-	9.88
B+	9.68
B	23.52
B-	21.21
CCC+	6.65
CCC	3.34
CCC-	0.29
CC	0.41
D	0.21
Non-Rated	12.26
Equity	7.50

†Source:

Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $556,176,411)	$509,078,004

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,000,835

Cash	11,354,856

Foreign currencies, at value (Cost $1,030,033)	1,029,826

Receivable for:
Investments sold	23,320,815

Fund shares sold	23,298

Dividends	1,475

Interest	4,592,872

Investments matured, at value (Cost $15,124,767)	447,156

Investment for trustee deferred compensation and retirement plans	29,306

Other assets	22,856

Total assets	551,901,299

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	587,070

Payable for:
Borrowings	82,500,000

Investments purchased	34,763,134

Dividends	783,182

Fund shares reacquired	365

Accrued fees to affiliates	262,280

Accrued interest expense	400,390

Accrued trustees’ and officers’ fees and benefits	1,252

Accrued other operating expenses	541,137

Trustee deferred compensation and retirement plans	74,333

Unfunded loan commitments	18,317,823

Total liabilities	138,230,966

Net assets applicable to common shares	$413,670,333

Net assets applicable to common shares consist of:
Shares of beneficial interest	$685,230,843

Distributable earnings (loss)	(271,560,510)

$413,670,333

Net Assets:
Class A	$53,008,830

Class C	$38,924,747

Class Y	$1,038,526

Class IB	$297,361,234

Class IC	$23,336,996

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Class A	8,759,086

Class C	6,415,412

Class Y	171,595

Class IB	49,135,231

Class IC	3,856,558

Class A:
Net asset value per share	$6.05

Maximum offering price per share (Net asset value of $6.05 ÷ 96.75%)	$6.25

Class C:
Net asset value and offering price per share	$6.07

Class Y:
Net asset value and offering price per share	$6.05

Class IB:
Net asset value and offering price per share	$6.05

Class IC:
Net asset value and offering price per share	$6.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$15,932,685

Dividends	604,471

Other income	196,136

Total investment income	16,733,292

Expenses:
Advisory fees	1,953,418

Administrative services fees	569,497

Custodian fees	36,250

Distribution fees:
Class A	71,276

Class C	211,661

Class IC	18,159

Interest, facilities and maintenance fees	1,179,292

Transfer agent fees	123,465

Trustees’ and officers’ fees and benefits	11,055

Registration and filing fees	22,247

Reports to shareholders	244,976

Professional services fees	87,874

Other	11,153

Total expenses	4,540,323

Net investment income	12,192,969

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(5,918,789)

Foreign currencies	70,973

Forward foreign currency contracts	6,754,412

906,596

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(31,610,395)

Foreign currencies	(294,590)

Forward foreign currency contracts	910,764

(30,994,221)

Net realized and unrealized gain (loss)	(30,087,625)

Net increase (decrease) in net assets resulting from operations	$(17,894,656)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$12,192,969	$18,670,145

Net realized gain (loss)	906,596	(6,971,428)

Change in net unrealized appreciation (depreciation)	(30,994,221)	13,682,358

Net increase from payments by affiliates	–	874,000

Net increase (decrease) in net assets resulting from operations	(17,894,656)	26,255,075

Distributions to shareholders from distributable earnings:
Class A	(1,419,449)	(2,897,166)

Class C	(891,209)	(1,908,129)

Class Y	(28,593)	(76,822)

Class IB	(8,108,000)	(17,186,111)

Class IC	(615,764)	(1,318,835)

Total distributions from distributable earnings	(11,063,015)	(23,387,063)

Share transactions–net:
Class A	(2,234,125)	(1,018,745)

Class C	(2,990,419)	(3,400,425)

Class Y	33,775	36,695

Class IB	(6,252,982)	(23,134,255)

Class IC	(399,598)	(2,253,511)

Net increase (decrease) in net assets resulting from share transactions	(11,843,349)	(29,770,241)

Net increase (decrease) in net assets	(40,801,020)	(26,902,229)

Net assets:
Beginning of period	454,471,353	481,373,582

End of period	$413,670,333	$454,471,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Invesco Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(17,894,656)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(140,795,606)

Proceeds from sales of investments	138,063,966

Proceeds from sales of short-term investments, net	249,380

Amortization of premium on investment securities	296,127

Accretion of discount on investment securities	(1,205,714)

Net realized loss from investment securities	5,918,789

Net change in unrealized depreciation on investment securities	31,610,395

Net change in unrealized appreciation of forward foreign currency contracts	(910,764)

Change in operating assets and liabilities:

Increase in receivables and other assets	(356,165)

Increase in accrued expenses and other payables	208,154

Net cash provided by operating activities	15,183,906

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(3,752,839)

Proceeds from shares of beneficial interest sold	5,088,590

Disbursements from shares of beneficial interest reacquired	(24,059,623)

Net cash provided by (used in) financing activities	(22,723,872)

Net decrease in cash and cash equivalents	(7,539,966)

Cash and cash equivalents at beginning of period	19,924,648

Cash and cash equivalents at end of period	$12,384,682

Non-cash financing activities:

Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$7,126,796

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$847,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Invesco Senior Loan Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)	Total borrowings (000’s omitted)	Asset Coverage per $1,000 unit of senior indebtedness(d)
Class A
Six months ended 08/31/22	$6.46	$0.17	$(0.42)	$(0.25)	$(0.16)	$ –	$(0.16)	$6.05	(3.94	)%(e)	$53,009	2.20	%(e)(f)	2.20	%(e)(f)	1.66	%(e)(f)	5.51	%(e)(f)	14%	$ 82,500	$6,014
Year ended 02/28/22	6.43	0.25	0.10	0.35	(0.32)	–	(0.32)	6.46	5.49	(e)(g)	59,134	1.97	(e)	1.97	(e)	1.73	(e)	3.86	(e)	79	82,500	6,509
Year ended 02/28/21	6.34	0.23	0.11	0.34	(0.24)	(0.01)	(0.25)	6.43	5.77	(e)	59,821	2.05	(e)	2.05	(e)	1.71	(e)	3.80	(e)	64	82,500	6,835
Year ended 02/29/20	6.61	0.30	(0.26)	0.04	(0.31)	–	(0.31)	6.34	0.58	(e)	74,640	2.41	(e)	2.41	(e)	1.66	(e)	4.62	(e)	55	115,000	5,677
Year ended 02/28/19	6.72	0.28	(0.10)	0.18	(0.29)	–	(0.29)	6.61	3.19	(e)	90,789	2.46	(e)	2.46	(e)	1.71	(e)	4.25	(e)	44	160,000	5,009
Year ended 02/28/18	6.68	0.26	0.05	0.31	(0.26)	(0.01)	(0.27)	6.72	4.79	(e)	108,897	2.24	(e)	2.24	(e)	1.73	(e)	3.88	(e)	53	170,000	5,354
Class C
Six months ended 08/31/22	6.48	0.15	(0.43)	(0.28)	(0.13)	–	(0.13)	6.07	(4.29	)(e)	38,925	2.95	(e)(f)	2.95	(e)(f)	2.41	(e)(f)	4.76	(e)(f)	14	82,500	6,014
Year ended 02/28/22	6.44	0.20	0.11	0.31	(0.27)	–	(0.27)	6.48	4.86	(e)(g)	44,805	2.72	(e)	2.72	(e)	2.48	(e)	3.11	(e)	79	82,500	6,509
Year ended 02/28/21	6.36	0.18	0.10	0.28	(0.19)	(0.01)	(0.20)	6.44	4.81	(e)	47,919	2.80	(e)	2.80	(e)	2.46	(e)	3.05	(e)	64	82,500	6,835
Year ended 02/29/20	6.63	0.25	(0.26)	(0.01)	(0.26)	–	(0.26)	6.36	(0.16	)(e)	58,449	3.16	(e)	3.16	(e)	2.41	(e)	3.87	(e)	55	115,000	5,677
Year ended 02/28/19	6.73	0.23	(0.09)	0.14	(0.24)	–	(0.24)	6.63	2.50	(e)	77,951	3.21	(e)	3.21	(e)	2.46	(e)	3.50	(e)	44	160,000	5,009
Year ended 02/28/18	6.70	0.21	0.04	0.25	(0.21)	(0.01)	(0.22)	6.73	3.86	(e)	95,894	2.99	(e)	2.99	(e)	2.48	(e)	3.13	(e)	53	170,000	5,354
Class Y
Six months ended 08/31/22	6.46	0.18	(0.43)	(0.25)	(0.16)	–	(0.16)	6.05	(3.82)		1,039	1.95	(f)	1.95	(f)	1.41	(f)	5.76	(f)	14	82,500	6,014
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	–	(0.34)	6.46	5.75	(g)	1,077	1.72		1.72		1.48		4.11		79	82,500	6,509
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04		1,045	1.80		1.80		1.46		4.05		64	82,500	6,835
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	–	(0.33)	6.34	0.83		2,436	2.16		2.16		1.41		4.87		55	115,000	5,677
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	–	(0.31)	6.61	3.47		2,894	2.21		2.21		1.46		4.50		44	160,000	5,009
Year ended 02/28/18	6.68	0.28	0.05	0.33	(0.28)	(0.01)	(0.29)	6.72	5.05		2,161	1.99		1.99		1.48		4.13		53	170,000	5,354
Class IB
Six months ended 08/31/22	6.46	0.18	(0.43)	(0.25)	(0.16)	–	(0.16)	6.05	(3.82)		297,361	1.95	(f)	1.95	(f)	1.41	(f)	5.76	(f)	14	82,500	6,014
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	–	(0.34)	6.46	5.75	(g)	324,116	1.72		1.72		1.48		4.11		79	82,500	6,509
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04		345,166	1.80		1.80		1.46		4.05		64	82,500	6,835
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	–	(0.33)	6.34	0.83		372,576	2.16		2.16		1.41		4.87		55	115,000	5,677
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	–	(0.31)	6.61	3.46		432,894	2.21		2.21		1.46		4.50		44	160,000	5,009
Year ended 02/28/18	6.69	0.28	0.04	0.32	(0.28)	(0.01)	(0.29)	6.72	4.89		491,279	1.99		1.99		1.48		4.13		53	170,000	5,354
Class IC
Six months ended 08/31/22	6.46	0.17	(0.42)	(0.25)	(0.16)	–	(0.16)	6.05	(3.89	)(e)	23,337	2.10	(e)(f)	2.10	(e)(f)	1.56	(e)(f)	5.61	(e)(f)	14	82,500	6,014
Year ended 02/28/22	6.43	0.26	0.10	0.36	(0.33)	–	(0.33)	6.46	5.60	(e)(g)	25,339	1.87	(e)	1.87	(e)	1.63	(e)	3.96	(e)	79	82,500	6,509
Year ended 02/28/21	6.34	0.23	0.12	0.35	(0.25)	(0.01)	(0.26)	6.43	5.88	(e)	27,422	1.95	(e)	1.95	(e)	1.61	(e)	3.90	(e)	64	82,500	6,835
Year ended 02/29/20	6.61	0.31	(0.26)	0.05	(0.32)	–	(0.32)	6.34	0.68	(e)	29,779	2.31	(e)	2.31	(e)	1.56	(e)	4.72	(e)	55	115,000	5,677
Year ended 02/28/19	6.72	0.29	(0.10)	0.19	(0.30)	–	(0.30)	6.61	3.30	(e)	36,854	2.36	(e)	2.36	(e)	1.61	(e)	4.35	(e)	44	160,000	5,009
Year ended 02/28/18	6.69	0.27	0.05	0.32	(0.28)	(0.01)	(0.29)	6.72	4.74	(e)	41,957	2.14	(e)	2.14	(e)	1.63	(e)	3.98	(e)	53	170,000	5,354

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class A shares, 1.00% for Class C shares and 0.15% for Class IC shares for the six months ended August 31, 2022 and for each of the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, respectively.

(f)	Annualized.
(g)

Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the total return would have been 5.32%, 4.70%, 5.59%, 5.59% and 5.43% for Class A, Class C, Class Y, Class IB and Class IC shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Invesco Senior Loan Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that is operated as an interval fund and periodically offers its shares for repurchase.

    The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

    The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic

31                             Invesco Senior Loan Fund

and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available and unreliable are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

32                             Invesco Senior Loan Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to

33                             Invesco Senior Loan Fund

counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

P.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Q.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

R.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.900%
Next $1 billion	0.850%
Next $1 billion	0.825%
Next $500 million	0.800%
Over $3 billion	0.775%

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.90%.

34                             Invesco Senior Loan Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended August 31, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $1,600 in front-end sales commissions from the sale of Class A shares and $3,592, $757 and $0 from Class A, Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$373,023,521	$71,041,789	$444,065,310

Common Stocks & Other Equity Interests	9,847,542	13,716,323	10,841,529	34,405,394

Non-U.S. Dollar Denominated Bonds & Notes	–	12,666,916	–	12,666,916

U.S. Dollar Denominated Bonds & Notes	–	11,784,010	541,460	12,325,470

Preferred Stocks	–	3,387,271	395,708	3,782,979

Municipal Obligations	–	1,831,935	–	1,831,935

Total Investments in Securities	9,847,542	416,409,976	82,820,486	509,078,004

35                             Invesco Senior Loan Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Assets*

Investments Matured	$–	$–	$447,156	$447,156

Forward Foreign Currency Contracts	–	2,000,835	–	2,000,835

	–	2,000,835	447,156	2,447,991

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(587,070)	–	(587,070)

Total Other Investments	–	1,413,765	447,156	1,860,921

Total Investments	$9,847,542	$417,823,741	$83,267,642	$510,938,925

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2022:

	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 08/31/22
Variable Rate Senior Loan Interests	$62,917,390	$11,053,695	$(3,242,181)	$146,051	$10,616	$(1,927,846)	$17,079,810	$(14,995,746)	$71,041,789
Common Stocks & Other Equity Interests	16,171,029	–	(616)	–	(140,769)	(2,899,441)	306,243	(2,594,917)	10,841,529
U.S. Dollar Denominated Bonds & Notes	877,623	–	(227,132)	–	–	(109,031)	–	–	541,460
Investments Matured	447,156	–	–	–	–	–	–	–	447,156
Preferred Stocks	993,999	–	(181,441)	–	181,441	(324,204)	–	(274,087)	395,708
Total	$81,407,197	$11,053,695	$(3,651,370)	$146,051	$51,288	$(5,260,522)	$17,386,053	$(17,864,750)	$83,267,642

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 08/31/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

Boeing Co., Revolver Loan	$9,112,712	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$2,000,835

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$2,000,835

36                             Invesco Senior Loan Fund

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(587,070)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(587,070)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A	$ 11,000	$ –	$ 11,000	$–	$–	$ 11,000

Barclays Bank PLC	148,762	–	148,762	–	–	148,762

BNP Paribas S.A.	227,944	(5,279)	222,665	–	–	222,665

Canadian Imperial Bank of Commerce	5,069	–	5,069	–	–	5,069

Citibank, N.A.	62,404	(62,082)	322	–	–	322

J.P. Morgan Chase Bank, N.A.	10,547	–	10,547	–	–	10,547

Morgan Stanley and Co. International PLC	551,202	(145,920)	405,282	–	–	405,282

Royal Bank of Canada	402,159	(175,767)	226,392	–	–	226,392

State Street Bank & Trust Co.	94,387	(70,464)	23,923	–	–	23,923

Toronto-Dominion Bank (The)	487,361	(127,558)	359,803	–	–	359,803

Total	$2,000,835	$(587,070)	$1,413,765	$–	$–	$1,413,765

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$6,754,412
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	910,764
Total	$7,665,176

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$190,403,244

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Fund had entered into a $180 million revolving credit and security agreement, which was set to expire on November 10, 2022. On October 20, 2022, the Board of Trustees of the Fund approved a change to extend the maturity of the agreement to November 9, 2023 and decrease the permitted borrowings to $90 million. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

37                             Invesco Senior Loan Fund

During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $82,500,000 with an average interest rate of 2.13%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2022. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
athenahealth, Inc.	Delayed Draw Term Loan	$ 429,728	$ (17,342)

Boeing Co.	Revolver Loan	9,066,698	46,014

BrightPet (AMCP Pet Holdings, Inc.)	Revolver Loan	8,275	(95)

Crown Finance US, Inc.	Revolver Loan	2,511	321

Dermatology Intermediate Holdings III, Inc.	Delayed Draw Term Loan	41,077	(822)

Dun & Bradstreet Corp. (The)	Revolver Loan	1,928,990	75,665

Greenrock Finance, Inc.	Delayed Draw Term Loan	108,736	(1,427)

Groundworks LLC	Delayed Draw Term Loan	221,490	(942)

IAP Worldwide Services, Inc.	Revolver Loan	1,946,523	0

Icebox Holdco III, Inc.	Delayed Draw Term Loan	170,666	(6,587)

McDermott International Ltd.	LOC	2,136,110	(377,376)

NAS LLC (d.b.a. Nationwide Marketing Group)	Revolver Loan	407,834	1,400

Novae LLC	Delayed Draw Term Loan	1,089	(68)

Royal Caribbean Cruises	Revolver Loan	552,175	(1,496)

Royal Caribbean Cruises	Revolver Loan	664,711	(9,707)

Royal Caribbean Cruises	Revolver Loan	139,992	(188)

Tank Holding Corp.	Revolver Loan	224,970	(4,017)

TGP Holdings III LLC	Delayed Draw Term Loan	27,265	(5,097)

Thermostat Purchaser III, Inc.	First Lien Delayed Draw Term Loan	78,194	(3,714)

USF S&H Holdco LLC	Term Loan A	160,789	1,545

		$18,317,823	$(303,933)

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$11,378,460	$200,566,814	$211,945,274

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $75,243,456 and $101,173,081, respectively. Cost of

38                             Invesco Senior Loan Fund

investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$21,412,060

Aggregate unrealized (depreciation) of investments	(84,395,249)

Net unrealized appreciation (depreciation) of investments	$(62,983,189)

Cost of investments for tax purposes is $573,922,114.

NOTE 10–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2022, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$3,891,248	$3,728,308

Barclays Bank PLC	2,136,110	1,758,734

Citibank, N.A.	9,181,574	9,112,712

NOTE 11–Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2022.

		Amount Per Share

Share Class	Record Date	Payable September 30, 2022
Class A	Daily	$0.0325
Class C	Daily	$0.0288
Class Y	Daily	$0.0337
Class IB	Daily	$0.0337
Class IC	Daily	$0.0330

NOTE 12–Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2022, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 18, 2022	6.0%	448,202	0.6%
April 14, 2022	6.0	464,507	0.7
May 20, 2022	6.0	689,657	1.0
June 17, 2022	6.0	815,499	1.2
July 15, 2022	6.0	860,495	1.2
August 19, 2022	6.0	627,865	0.9

39                             Invesco Senior Loan Fund

NOTE 13–Share Information

	Summary of Share Activity
	Six months ended August 31, 2022(a)		Year ended February 28, 2022

	Shares	Amount	Shares	Amount

Sold:
Class A	591,443	$3,737,602	1,138,902	$7,385,925
Class C	176,212	1,115,702	411,282	2,694,961
Class Y	29,702	183,585	189,487	1,239,653
Class IB	8,425	52,120	47,195	301,816
Class IC	56	350	4,523	29,293
Issued as reinvestment of dividends:
Class A	148,284	908,745	268,472	1,749,239
Class C	98,724	606,426	185,441	1,211,276
Class Y	2,336	14,327	8,284	54,002
Class IB	844,415	5,175,137	1,673,065	10,761,089
Class IC	68,901	422,161	134,002	873,114

Reacquired:
Class A	(1,130,886)	(6,880,472)	(1,563,896)	(10,153,909)
Class C	(774,931)	(4,712,547)	(1,117,433)	(7,306,662)
Class Y	(27,110)	(164,137)	(193,584)	(1,256,960)
Class IB	(1,869,909)	(11,480,239)	(5,264,266)	(34,197,160)
Class IC	(133,761)	(822,109)	(483,427)	(3,155,918)
Net increase (decrease) in share activity	(1,968,099)	$(11,843,349)	(4,561,953)	$(29,770,241)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                             Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$959.10	$10.86	$1,014.12	$11.17	2.20%
Class C	1,000.00	955.60	14.54	1,010.33	14.95	2.95
Class Y	1,000.00	960.30	9.64	1,015.38	9.91	1.95
Class IB	1,000.00	960.30	9.64	1,015.38	9.91	1.95
Class IC	1,000.00	959.60	10.37	1,014.62	10.66	2.10

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41                             Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end interval fund, including, but not limited to, leverage management and facilitation and management of the Fund’s monthly repurchase offers. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund

42                             Invesco Senior Loan Fund

and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds, and further noted that the Fund is unique relative to its peers in that it is a closed-end interval fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted there were only three funds (including the Fund) in the expense group. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s expense group was comprised of only three funds (including the Fund) and discussed with management reasons for the Fund’s ranking for actual and contractual management fees and total expenses in such expense group.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Funds and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

43                             Invesco Senior Loan Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05845                                          Invesco Distributors, Inc.                                                                                      VK-SLO-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022